Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Dec. 01, 2014
Columbia Minnesota Tax-Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Minnesota Tax-Exempt Fund (the Fund) seeks to provide shareholders with a high level of income generally exempt from federal income tax as well as from Minnesota state and local tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 20 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 20 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses for Class A, Class B, Class C, Class R4, Class R5 and Class Z shares have been restated to reflect current fees paid by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
		Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in municipal obligations that are generally exempt from U.S. federal income tax as well as from Minnesota state and local income tax. These securities are issued by or on behalf of the State of Minnesota and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities.

Qualified issuers include issuers located in U.S. territories, such as Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may invest more than 25% of its total assets in a particular segment of the municipal securities market, including the health services sector, or in industrial revenue bonds. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation, including the federal alternative minimum tax. The Fund may invest up to 25% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”).

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.

		The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.

Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.

Credit Risk. The value of fixed-income securities may decline if the issuer of the security defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Rating agencies assign credit ratings to certain fixed-income securities to indicate their credit risk. Lower quality or unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities. Non-investment grade loans or fixed-income securities (commonly called “high-yield” or “junk”) are subject to greater price fluctuations and are more likely to experience a default than investment grade loans or securities and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated securities, or if the ratings of securities held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.

High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Similarly, a period of rising interest rates may negatively impact the Fund’s performance. Actions by governments and central banking authorities can result in increases in interest rates. Such actions may negatively affect the value of fixed-income securities held by the Fund, resulting in a negative impact on the Fund's performance and NAV.

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments. Price volatility may be higher for illiquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Price volatility, liquidity of the market and other factors can lead to an increase in Fund redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell securities in a down market.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Under certain market conditions, debt securities may have greater price volatility than equity securities. An investment in the Fund could lose money over short or even long periods.

Municipal Securities Risk. Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Puerto Rico, the Virgin Islands, Guam and the Northern Mariana Islands to the extent such obligations are exempt from state and federal income taxes. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities generally pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion or that U.S. federal income tax law will not change.

Certain of the municipalities or territories in which the Fund may invest have recently experienced significant financial difficulties. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Fund invests could affect the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession.

Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state's financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

The Fund’s investments in municipal securities may include securities of issuers in the health care sector, which subjects the Fund’s investments to the risks associated with that sector, including the risk of regulatory action or policy changes by numerous governmental agencies and bodies, including federal, state, and local governmental agencies, as well as requirements imposed by private entities, such as insurance companies.

Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it will invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, the investment might not be called as expected, and the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. In the case of mortgage- or asset-backed securities, as interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the health services sector,. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

		The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it will invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with a broad measure of market performance, as well as one or more other measures of performance for markets in which the Fund may invest.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Any share class that does not have available performance would have annual returns substantially similar to those of Class A shares. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

		The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with a broad measure of market performance, as well as one or more other measures of performance for markets in which the Fund may invest.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 3rd Quarter 2009 7.67% Worst 4th Quarter 2010 -5.04%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Columbia Minnesota Tax-Exempt Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.18%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.83%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	556
3 years	rr_ExpenseExampleYear03	727
5 years	rr_ExpenseExampleYear05	914
10 years	rr_ExpenseExampleYear10	1,452
1 year	rr_ExpenseExampleNoRedemptionYear01	556
3 years	rr_ExpenseExampleNoRedemptionYear03	727
5 years	rr_ExpenseExampleNoRedemptionYear05	914
10 years	rr_ExpenseExampleNoRedemptionYear10	1,452
2004	rr_AnnualReturn2004	3.60%	[3]
2005	rr_AnnualReturn2005	2.30%	[3]
2006	rr_AnnualReturn2006	4.28%	[3]
2007	rr_AnnualReturn2007	1.76%	[3]
2008	rr_AnnualReturn2008	(4.51%)	[3]
2009	rr_AnnualReturn2009	15.72%	[3]
2010	rr_AnnualReturn2010	1.59%	[3]
2011	rr_AnnualReturn2011	11.01%	[3]
2012	rr_AnnualReturn2012	7.74%	[3]
2013	rr_AnnualReturn2013	(2.68%)	[3]
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.04%)
1 Year	rr_AverageAnnualReturnYear01	(7.29%)
5 Years	rr_AverageAnnualReturnYear05	5.43%
10 Years	rr_AverageAnnualReturnYear10	3.41%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 18, 1986
Columbia Minnesota Tax-Exempt Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.18%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.58%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge decreases over time.
1 year	rr_ExpenseExampleYear01	661
3 years	rr_ExpenseExampleYear03	799
5 years	rr_ExpenseExampleYear05	1,060
10 years	rr_ExpenseExampleYear10	1,677
1 year	rr_ExpenseExampleNoRedemptionYear01	161
3 years	rr_ExpenseExampleNoRedemptionYear03	499
5 years	rr_ExpenseExampleNoRedemptionYear05	860
10 years	rr_ExpenseExampleNoRedemptionYear10	1,677
1 Year	rr_AverageAnnualReturnYear01	(7.92%)
5 Years	rr_AverageAnnualReturnYear05	5.39%
10 Years	rr_AverageAnnualReturnYear10	3.16%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 20, 1995
Columbia Minnesota Tax-Exempt Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.18%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.58%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge applies to redemptions within one year of purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	261
3 years	rr_ExpenseExampleYear03	499
5 years	rr_ExpenseExampleYear05	860
10 years	rr_ExpenseExampleYear10	1,878
1 year	rr_ExpenseExampleNoRedemptionYear01	161
3 years	rr_ExpenseExampleNoRedemptionYear03	499
5 years	rr_ExpenseExampleNoRedemptionYear05	860
10 years	rr_ExpenseExampleNoRedemptionYear10	1,878
1 Year	rr_AverageAnnualReturnYear01	(4.34%)
5 Years	rr_AverageAnnualReturnYear05	5.68%
10 Years	rr_AverageAnnualReturnYear10	3.14%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 26, 2000
Columbia Minnesota Tax-Exempt Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.18%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.58%
1 year	rr_ExpenseExampleYear01	59
3 years	rr_ExpenseExampleYear03	186
5 years	rr_ExpenseExampleYear05	324
10 years	rr_ExpenseExampleYear10	726
1 year	rr_ExpenseExampleNoRedemptionYear01	59
3 years	rr_ExpenseExampleNoRedemptionYear03	186
5 years	rr_ExpenseExampleNoRedemptionYear05	324
10 years	rr_ExpenseExampleNoRedemptionYear10	726
1 Year	rr_AverageAnnualReturnYear01	(2.46%)
5 Years	rr_AverageAnnualReturnYear05	6.52%
10 Years	rr_AverageAnnualReturnYear10	3.95%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2013
Columbia Minnesota Tax-Exempt Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.56%
1 year	rr_ExpenseExampleYear01	57
3 years	rr_ExpenseExampleYear03	179
5 years	rr_ExpenseExampleYear05	313
10 years	rr_ExpenseExampleYear10	701
1 year	rr_ExpenseExampleNoRedemptionYear01	57
3 years	rr_ExpenseExampleNoRedemptionYear03	179
5 years	rr_ExpenseExampleNoRedemptionYear05	313
10 years	rr_ExpenseExampleNoRedemptionYear10	701
1 Year	rr_AverageAnnualReturnYear01	(2.68%)
5 Years	rr_AverageAnnualReturnYear05	6.47%
10 Years	rr_AverageAnnualReturnYear10	3.92%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2013
Columbia Minnesota Tax-Exempt Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.18%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.58%
1 year	rr_ExpenseExampleYear01	59
3 years	rr_ExpenseExampleYear03	186
5 years	rr_ExpenseExampleYear05	324
10 years	rr_ExpenseExampleYear10	726
1 year	rr_ExpenseExampleNoRedemptionYear01	59
3 years	rr_ExpenseExampleNoRedemptionYear03	186
5 years	rr_ExpenseExampleNoRedemptionYear05	324
10 years	rr_ExpenseExampleNoRedemptionYear10	726
1 Year	rr_AverageAnnualReturnYear01	(2.27%)
5 Years	rr_AverageAnnualReturnYear05	6.65%
10 Years	rr_AverageAnnualReturnYear10	4.01%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2010
Columbia Minnesota Tax-Exempt Fund | returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.35%)
5 Years	rr_AverageAnnualReturnYear05	5.38%
10 Years	rr_AverageAnnualReturnYear10	3.38%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 18, 1986
Columbia Minnesota Tax-Exempt Fund | returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.61%)
5 Years	rr_AverageAnnualReturnYear05	5.16%
10 Years	rr_AverageAnnualReturnYear10	3.49%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 18, 1986
Columbia Minnesota Tax-Exempt Fund | Barclays Minnesota Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.41%)
5 Years	rr_AverageAnnualReturnYear05	5.40%
10 Years	rr_AverageAnnualReturnYear10	4.31%
Columbia Minnesota Tax-Exempt Fund | Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.55%)
5 Years	rr_AverageAnnualReturnYear05	5.89%
10 Years	rr_AverageAnnualReturnYear10	4.29%

[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	Other expenses for Class A, Class B, Class C, Class R4, Class R5 and Class Z shares have been restated to reflect current fees paid by the Fund.
[3]	Year to Date return as of September 30, 2014: 8.07%
[4]	This charge decreases over time.
[5]	This charge applies to redemptions within one year of purchase, with certain limited exceptions.